Investments (Other-Than-Temporary Impairment Losses on Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Gain (Loss) on Securities [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 213	¥ 4,095	¥ 12,167
Debt securities
Gain (Loss) on Securities [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 213	1,015	138
Equity securities
Gain (Loss) on Securities [Line Items]
Other-than-temporary impairment on available-for-sale securities		¥ 3,080	¥ 12,029